SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 168,179	$ 286,152
Reversal	705,148	(11,563)
Less: write-off		(106,410)
Balance at end of the year	873,327	168,179
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	23,563	46,167
Reversal	(23,563)	(22,604)
Balance at end of the year		$ 23,563